Trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade receivables
Trade receivables	R$ 771,392	R$ 711,439
Related Parties	18,137	7,177
Impairment losses on trade receivables	(92,017)	(69,481)	R$ (46,500)	R$ (32,055)
Total	R$ 697,512	R$ 649,135